PROPERTY, FURNITURE AND EQUIPMENT, NET, Composition of Property, Furniture and Equipment and Accumulated Depreciation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	S/ 1,357,525	S/ 1,281,098
Balance Ending	1,438,609	1,357,525	S/ 1,281,098
Net carrying amount	1,438,609	1,357,525	1,281,098
Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	3,572,286	3,463,196	3,500,890
Additions	310,144	322,371	192,700
Acquisition of business	0	455	419
Transfers	0	0	0
Disposals and others	(179,956)	(213,736)	(230,813)
Balance Ending	3,702,474	3,572,286	3,463,196
Net carrying amount	3,702,474	3,572,286	3,463,196
Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	2,214,761	2,182,098	2,192,111
Depreciation of the period	153,531	129,108	128,443
Acquisition of business	0	0	102
Disposals and others	(104,427)	(96,445)	(138,558)
Balance Ending	2,263,865	2,214,761	2,182,098
Net carrying amount	2,263,865	2,214,761	S/ 2,182,098
Land [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	294,154
Net carrying amount	294,154
Land [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	327,113
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(32,959)
Balance Ending	294,154	327,113
Net carrying amount	294,154	327,113
Land [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Buildings and Other Constructions [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	423,501
Net carrying amount	423,501
Buildings and Other Constructions [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	1,140,644
Additions	58,536
Acquisition of business	0
Transfers	0
Disposals and others	(24,373)
Balance Ending	1,174,807	1,140,644
Net carrying amount	1,174,807	1,140,644
Buildings and Other Constructions [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	744,686
Depreciation of the period	23,612
Acquisition of business	0
Disposals and others	(16,992)
Balance Ending	751,306	744,686
Net carrying amount	751,306	744,686
Installations [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	270,571
Net carrying amount	270,571
Installations [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	779,481
Additions	66,580
Acquisition of business	0
Transfers	35,210
Disposals and others	(11,422)
Balance Ending	869,849	779,481
Net carrying amount	869,849	779,481
Installations [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	571,056
Depreciation of the period	38,855
Acquisition of business	0
Disposals and others	(10,633)
Balance Ending	599,278	571,056
Net carrying amount	599,278	571,056
Furniture and Fixtures [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	175,510
Net carrying amount	175,510
Furniture and Fixtures [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	485,787
Additions	49,478
Acquisition of business	0
Transfers	1,151
Disposals and others	(30,649)
Balance Ending	505,767	485,787
Net carrying amount	505,767	485,787
Furniture and Fixtures [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	327,846
Depreciation of the period	28,924
Acquisition of business	0
Disposals and others	(26,513)
Balance Ending	330,257	327,846
Net carrying amount	330,257	327,846
Computer Hardware [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	168,875
Net carrying amount	168,875
Computer Hardware [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	614,211
Additions	62,819
Acquisition of business	0
Transfers	40,987
Disposals and others	(57,180)
Balance Ending	660,837	614,211
Net carrying amount	660,837	614,211
Computer Hardware [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	480,974
Depreciation of the period	57,585
Acquisition of business	0
Disposals and others	(46,597)
Balance Ending	491,962	480,974
Net carrying amount	491,962	480,974
Vehicles and Equipment [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	14,981
Net carrying amount	14,981
Vehicles and Equipment [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	107,795
Additions	699
Acquisition of business	0
Transfers	1,252
Disposals and others	(3,703)
Balance Ending	106,043	107,795
Net carrying amount	106,043	107,795
Vehicles and Equipment [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	90,199
Depreciation of the period	4,555
Acquisition of business	0
Disposals and others	(3,692)
Balance Ending	91,062	90,199
Net carrying amount	91,062	90,199
Work in Progress [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	91,017
Net carrying amount	91,017
Work in Progress [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	117,255
Additions	72,032
Acquisition of business	0
Transfers	(78,600)
Disposals and others	(19,670)
Balance Ending	91,017	117,255
Net carrying amount	91,017	117,255
Work in Progress [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	S/ 0	S/ 0